LICENSE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF LICENSE, NET

The license, net, consists of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
License acquired from Oxford University Innovation Limited on June 2, 2021 (see Note A)	$79,256	$-
Accumulated amortization	(4,603)	-
License, net	$74,653	$-

SCHEDULE OF FUTURE AMORTIZATION OF LICENSE EXPENSE	At December 31, 2021, the expected future amortization of license expense was:
Fiscal year ending December 31:
2022	$7,926
2023	7,925
2024	7,926
2025	7,925
2026	7,926
Thereafter	35,025
Total	$74,653